Financial Instruments	12 Months Ended
Sep. 30, 2011
Financial Instruments [Abstract]
Financial Instruments
(7)  Financial Instruments

HEDGING ACTIVITIES

The notional value of foreign currency hedge positions was approximately $1.5 billion as of September 30, 2011. Commodity hedges outstanding as of September 30, 2011 included a total of approximately 107 million pounds of copper and aluminum. All derivatives receiving deferral accounting are cash flow hedges. The majority of hedging gains and losses deferred as of September 30, 2011 are expected to be recognized over the next 12 months as the underlying forecasted transactions occur. Amounts included in earnings and other comprehensive income follow:

		GAIN (LOSS) TO EARNINGS			GAIN (LOSS) TO OTHER COMPREHENSIVE INCOME
		2009	2010	2011	2009	2010	2011
Deferred	Location
Foreign currency	Sales	$(24)	(5)	11	(18)	11	2
Foreign currency	Cost of sales	(32)	6	22	(40)	30	(16)
Commodity	Cost of sales	(96)	42	52	(40)	44	(58)

Not Deferred
Foreign currency	Other deductions, net	(67)	117	10
Commodity	Cost of sales	(11)	–	(1)
Total		$(230)	160	94	(98)	85	(72)

Regardless of whether or not derivatives receive deferral accounting, the Company expects hedging gains or losses to be essentially offset by losses or gains on the related underlying exposures. The amounts ultimately recognized will differ from those presented above for any open positions, which remain subject to ongoing market price fluctuations until settlement. Derivatives receiving deferral accounting are highly effective, no amounts were excluded from the assessment of hedge effectiveness, and hedge ineffectiveness was immaterial in 2011, 2010 and 2009, including gains or losses on derivatives that were discontinued because forecasted transactions were no longer expected to occur.

FAIR VALUE MEASUREMENTS

Fair values of derivative contracts outstanding as of September 30 follow:

	ASSETS	LIABILITIES	ASSETS	LIABILITIES
	2010	2010	2011	2011
Exposure
Foreign currency	$67	(50)	17	(48)
Commodity	$31	(3)	–	(83)

The Company posted $53 of collateral as of September 30, 2011. The maximum collateral the Company could have been required to post as of September 30, 2011 was $116. The fair value of long-term debt was $5,276 and $5,292, respectively, as of September 30, 2011 and 2010, which exceeded the carrying value by $673 and $635, respectively.